Events Subsequent to the Date of the Report of Independent Registered Public Accounting Firm (Unaudited) - Additional Information (Detail) - USD ($)		9 Months Ended
	Nov. 15, 2022	Sep. 30, 2022
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per month		2.00%
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per calendar quarter		5.00%
Subsequent Event [Member]
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per month	2.00%
Percentage of total amount of aggregate repurchases of shares on aggregate NAV per calendar quarter	5.00%
Subsequent Event [Member] | Distribution Reinvestment Plan
Upfront selling commissions or dealer manager fees charged	$ 0
Subsequent Event [Member] | Class A I Shares | Adviser
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A-II Shares | Adviser
Percentage of management fee payment of NAV per annum	0.92%
Subsequent Event [Member] | Class A-II Shares | From January 1, 2023 through June 30, 2026. | Adviser
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A-III Shares | Adviser
Percentage of management fee payment of NAV per annum	0.85%
Subsequent Event [Member] | Class A-III Shares | From January 1, 2023 through December 31, 2026. | Adviser
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class AI Units | Adviser
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A II Units [Member] | Operating Partnership | Adviser
Percentage of management fee payment of NAV per annum	0.92%
Subsequent Event [Member] | Class A II Units [Member] | From January 1, 2023 through June 30, 2026. | Operating Partnership | Adviser
Percentage of management fee payment of NAV per annum	1.00%
Subsequent Event [Member] | Class A III Units [Member] | Operating Partnership | Adviser
Percentage of management fee payment of NAV per annum	0.85%
Subsequent Event [Member] | Class A III Units [Member] | From January 1, 2023 through December 31, 2026. | Adviser
Percentage of management fee payment of NAV per annum	1.00%